Acquisitions	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions	Acquisitions
On January 19, 2023, the Company acquired 100% of the stock outstanding in MessageMe, Inc. (d/b/a HipDot), a cosmetics company with innovative licensed collaborations in unique form factors. The final purchase consideration was $6.0 million in cash. The Company recognized an intangible asset of $1.8 million, with a useful life of 10 years for the HipDot trade name, cash of $0.6 million, liabilities of $0.5 million and the remaining $4.1 million was allocated to Goodwill.
On June 8, 2022, the Company acquired 100% of the membership interests in Mondo Collectibles, LLC (f/k/a Mondo Tees Buyer, LLC) (“Mondo”), a high-end pop culture collectibles company that creates vinyl records, posters, toys, apparel, books, games and other collectibles. This transaction represented an opportunity to expand the Company’s product offerings into vinyl records, posters and other high-end collectibles. The Company accounted for the acquisition as a business combination. The final purchase consideration was $14.0 million in cash.